Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	£ 1,752	£ 1,780
Right of use assets	110	122
Intangible assets	26,366	26,855
Other Investments	81
Deferred tax assets	264	265
Post-employment benefit assets	29	36
Derivative financial instruments	6	65
Other non-current assets	78	114
Total non-current assets	28,686	29,237
Current assets
Inventories	1,462	1,408
Trade and other receivables	2,136	1,856
Cash and cash equivalents	531	1,044
Derivative financial instruments	99	23
Current tax receivables	82	91
Assets held for sale	400	396
Total current assets	4,710	4,818
Total assets	33,396	34,055
Current liabilities
Short-term borrowings	(1,451)	(656)
Trade and other payables	(3,599)	(3,526)
Derivative financial instruments	(102)	(40)
Current tax payables	(308)	(288)
Short-term provisions	(129)	(130)
Liabilities Held for Sale	(35)
Total current liabilities	(5,624)	(4,640)
Non-current liabilities
Long-term borrowings	(7,407)	(8,800)
Deferred tax liabilities	(3,342)	(3,487)
Post-employment benefit obligations	(142)	(157)
Derivative financial instruments	(91)	(150)
Long-term provisions	(56)	(39)
Other non-current liabilities	(27)	(53)
Total non-current liabilities	(11,065)	(12,686)
Total liabilities	(16,689)	(17,326)
Net assets	16,707	16,729
Equity
Share capital	91	92
Other reserves	(11,017)	(10,960)
Retained earnings	27,526	27,474
Shareholders' equity	16,600	16,606
Non-controlling interests	107	123
Total equity	£ 16,707	£ 16,729